Securities (Tables)	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
Amortized Cost and Fair Value of Available for Sale Securities
Debt and equity securities have been classified in the balance sheets according to management’s intent.  The amortized costs of securities available for sale and their approximate fair values at December 31, 2014 and 2013 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2014
Government-sponsored enterprises	$3,500,000	$1,170	$4,640	$3,496,530
Mortgage-backed securities	25,592	715	-	26,307
Corporate bonds	300,000	-	45,000	255,000
Equities and mutual funds	552,635	42,900	9,567	585,968
	$4,378,227	$44,785	$59,207	$4,363,805

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2013
Government-sponsored enterprises	$3,500,000	$795	$2,030	$3,498,765
Mortgage-backed securities	32,099	1,022	-	33,121
Corporate bonds	550,000	-	99,000	451,000
Equities and mutual funds	535,326	43,260	11,770	566,816
	$4,617,425	$45,077	$112,800	$4,549,702

Scheduled Maturities of Available for Sale Securities
The scheduled maturities of securities (all available for sale) at December 31, 2014, were as follows:

	Amortized Cost	Fair Value

Due in one year or less	$1,552,635	$1,586,427
Due after one year through five years	2,810,353	2,761,699
Due after five years through ten years	5,846	5,998
Due after ten years	9,393	9,681
	$4,378,227	$4,363,805

Securities in Continuous Unrealized Loss Position
The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013. These unrealized losses on investment securities are a result of volatility in interest rates and market fluctuations and relate to government-sponsored enterprises, corporate bonds issued by other banks and equities and mutual funds at December 31, 2014, and corporate bonds issued by other banks at December 31, 2013.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2014
Government-sponsored enterprises	$1,995,360	$4,640	$-	$-	$1,995,360	$4,640
Corporate bonds	-	-	255,000	45,000	255,000	45,000
Equities and mutual funds	69,129	5,592	107,999	3,975	177,128	9,567
	$2,064,489	$10,232	$362,999	$48,975	$2,427,488	$59,207
2013
Government-sponsored enterprises	$1,497,970	$2,030	$-	$-	$1,497,970	$2,030
Corporate bonds	-	-	451,000	99,000	451,000	99,000
Equities and mutual funds	245,218	11,770	-	-	245,218	11,770
	$1,743,188	$13,800	$451,000	$99,000	$2,194,188	$112,800